PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.PROPERTY AND EQUIPMENT

As of June 30, 2025 and 2024, property and equipment consisted of the following (in thousands):

		June 30,
	Useful Life	2025	2024
	(years)
Land	Infinite	¥4,138,613	¥3,511,323
Property and Buildings	4-47	1,179,117	1,412,544
Machinery and Equipment	3-17	157,416	156,104
Tools, Furniture, and Fixtures	2-20	43,023	36,009
Finance lease right-of-use assets	3-7	198,459	160,393
Construction in progress		458,884	500,235
Less: Accumulated depreciation		(379,131)	(327,507)
Property and equipment, net		¥5,796,381	¥5,449,101

Land and property and buildings owned by the Company are utilized for the hotel operations in Tokyo and residential leasing in Tokyo and Dallas, Texas. Machinery and equipment are utilized for construction and development of real estate properties. Tools, furniture, and fixtures are utilized in the normal course of daily operations. Finance lease right-of-use assets primarily comprises of lease agreements for certain office equipment and vehicles.

The Company recorded depreciation expenses on property and equipment of ¥89,675 thousand, ¥82,762 thousand, and ¥63,216 thousand, as restated, for the fiscal years ended June 30, 2025, 2024, and 2023, respectively. The Company records depreciation expense in cost of sales and selling, general, and administrative expenses on the consolidated statements of comprehensive income.